Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Net loss	$ (16,485)	$ (5,121)
Deemed dividend	(2,573)
Net loss attributable to common stockholders:	$ (19,058)	$ (5,121)
Weighted average number of shares outstanding, basic	28,230,842	28,230,842
Weighted average number of shares outstanding, diluted	28,230,842	28,230,842
Net loss per share, basic	$ (0.68)	$ (0.18)
Net loss per share, diluted	$ (0.68)	$ (0.18)